RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Remuneration of Directors and Other Key Management Personnel of the Company
The remuneration of key management personnel and Directors of the company during the years ended December 31, 2017 and 2016 was as follows:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016
Salaries, incentives and short-term benefits	$18	$19
Share-based payments	54	50
	$72	$69

Related Party Balances included within the Consolidated Financial Statements
The following table lists the related party balances included within the consolidated financial statements as at and for the years ended December 31, 2017 and 2016:

AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016
Investment and other losses	$(268)	$(110)
Financial assets	—	1,254
Management fees received	47	56